INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 22, 2023, TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED NOVEMBER 30, 2022, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco AAA CLO Floating Rate Note ETF (ICLO)

(the “Fund”)

Invesco Capital Management LLC has agreed to extend the fee waiver currently in effect for an additional four months, such that it will waive 100% of the management fees it is entitled to receive from the Fund through April 30, 2024. Accordingly, effective January 1, 2024, the Fund’s Prospectus and SAI are revised as described below:

•	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information—Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.26%
Other Expenses(2)	None
Total Annual Fund Operating Expenses	0.26%

(1)	Effective January 1, 2024, Invesco Capital Management LLC (the “Adviser”) has agreed to waive 100% of its management fee for the Fund through April 30, 2024.

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

•	The following disclosure is added to the “Management of the Fund—Advisory Fees” section of the Fund’s statutory prospectus:

Effective January 1, 2024, the Adviser has agreed to waive 100% of its management fee for the Fund through April 30, 2024.

•	The information relating to the Fund set forth in the table included within the “Management— Investment Advisory Agreement” section of the Fund’s SAI is replaced with the following:

Fund	Advisory Fee
Invesco AAA CLO Floating Rate Note ETF	0.26	%*

* Effective January 1, 2024, the Adviser has agreed to waive 100% of its management fee for the Fund through April 30, 2024.

Please Retain this Supplement for Future Reference.

P-ICLO-SUMSTATSAI-SUP 122223